Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

	Note	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Cost and carrying amount
At beginning of the year / period		184.3	195.0	120.9	114.2
Additions	29	177.0	0.6	68.3	2.8
Exchange differences		3.5	(11.3)	5.8	3.9

At end of the year / period		364.8	184.3	195.0	120.9

Allocated to BioVision CGU		181.0	—	—	—
Allocated to Group CGU		183.8	184.3	195.0	120.9

At end of the year / perio d		364.8	184.3	195.0	120.9